Calvert
Small/Mid-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.2%
Hexcel Corp.	5,673	$ 413,278
Woodward, Inc.	6,455	994,845
		$ 1,408,123
Automobile Components — 3.6%
Atmus Filtration Technologies, Inc.(1)	14,342	$ 462,529
Dorman Products, Inc.(1)	16,353	1,576,266
Visteon Corp.(1)	2,555	300,494
		$ 2,339,289
Automobiles — 0.8%
Harley-Davidson, Inc.	11,715	$512,414
		$512,414
Banks — 5.4%
Commerce Bancshares, Inc.	26,706	$1,420,759
First Financial Bankshares, Inc.	30,598	1,003,920
SouthState Corp.	12,150	1,033,115
		$3,457,794
Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	4,719	$650,844
		$650,844
Building Products — 4.4%
AAON, Inc.	10,409	$917,033
AZEK Co., Inc.(1)	25,507	1,280,961
Janus International Group, Inc.(1)	42,828	647,988
		$2,845,982
Capital Markets — 4.7%
LPL Financial Holdings, Inc.	3,167	$836,722
MarketAxess Holdings, Inc.	3,281	719,359
Tradeweb Markets, Inc., Class A	14,284	1,487,964
		$3,044,045
Chemicals — 1.7%
Quaker Chemical Corp.	5,431	$1,114,713
		$1,114,713
Commercial Services & Supplies — 2.1%
Rentokil Initial PLC ADR	44,537	$1,342,791
		$1,342,791
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	1,500	$477,675
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(1)	15,701	$ 1,171,923
		$ 1,649,598
Containers & Packaging — 2.8%
AptarGroup, Inc.	12,324	$ 1,773,300
		$ 1,773,300
Electric Utilities — 1.7%
Alliant Energy Corp.	22,145	$ 1,116,108
		$ 1,116,108
Electronic Equipment, Instruments & Components — 0.8%
Badger Meter, Inc.	3,057	$494,653
		$494,653
Financial Services — 0.6%
Euronet Worldwide, Inc.(1)	3,662	$402,564
		$402,564
Food Products — 0.5%
Lancaster Colony Corp.	1,580	$328,055
		$328,055
Ground Transportation — 1.2%
Landstar System, Inc.	4,068	$784,148
		$784,148
Health Care Equipment & Supplies — 5.9%
Cooper Cos., Inc.	17,396	$1,764,998
Envista Holdings Corp.(1)	21,027	449,557
Neogen Corp.(1)	44,981	709,800
Teleflex, Inc.	3,843	869,172
		$3,793,527
Health Care Providers & Services — 3.4%
Addus HomeCare Corp.(1)	4,142	$428,034
Chemed Corp.	2,701	1,733,853
		$2,161,887
Hotels, Restaurants & Leisure — 7.8%
Aramark	45,782	$1,488,831
Choice Hotels International, Inc.	3,353	423,651
Domino's Pizza, Inc.	3,207	1,593,494
Texas Roadhouse, Inc.	2,442	377,216
Wyndham Hotels & Resorts, Inc.	14,992	1,150,636
		$5,033,828
Industrial REITs — 3.9%
EastGroup Properties, Inc.	7,393	$1,329,040

Calvert
Small/Mid-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	23,307	$ 1,172,342
		$ 2,501,382
Insurance — 7.7%
First American Financial Corp.	6,979	$ 426,068
Ryan Specialty Holdings, Inc.	8,633	479,131
Selective Insurance Group, Inc.	11,787	1,286,787
W.R. Berkley Corp.	18,662	1,650,467
White Mountains Insurance Group Ltd.	629	1,128,615
		$4,971,068
Leisure Products — 0.4%
Brunswick Corp.	2,908	$280,680
		$280,680
Machinery — 7.4%
Albany International Corp., Class A	11,201	$1,047,406
Franklin Electric Co., Inc.	4,762	508,629
Graco, Inc.	11,516	1,076,285
Middleby Corp.(1)	8,722	1,402,410
Nordson Corp.	2,721	747,023
		$4,781,753
Multi-Utilities — 1.8%
CMS Energy Corp.	19,295	$1,164,260
		$1,164,260
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	5,916	$712,405
		$712,405
Professional Services — 4.9%
CBIZ, Inc.(1)	26,722	$2,097,677
Dayforce, Inc.(1)	7,546	499,621
NV5 Global, Inc.(1)	5,653	554,050
		$3,151,348
Residential REITs — 2.0%
Equity LifeStyle Properties, Inc.	20,274	$1,305,646
		$1,305,646
Semiconductors & Semiconductor Equipment — 2.5%
Allegro MicroSystems, Inc.(1)	15,263	$411,490
Axcelis Technologies, Inc.(1)	3,629	404,706
Diodes, Inc.(1)	6,712	473,196
Teradyne, Inc.	2,995	337,926
		$1,627,318
Software — 7.3%
Altair Engineering, Inc., Class A(1)	5,093	$438,762
Security	Shares	Value
Software (continued)
Clearwater Analytics Holdings, Inc., Class A(1)	25,741	$ 455,358
Envestnet, Inc.(1)	14,571	843,807
Fair Isaac Corp.(1)	523	653,546
PowerSchool Holdings, Inc., Class A(1)	24,053	512,088
Progress Software Corp.	11,287	601,710
SPS Commerce, Inc.(1)	2,683	496,087
Tyler Technologies, Inc.(1)	1,685	716,142
		$ 4,717,500
Specialized REITs — 1.4%
CubeSmart	20,582	$930,718
		$930,718
Specialty Retail — 0.9%
Burlington Stores, Inc.(1)	2,440	$566,544
		$566,544
Trading Companies & Distributors — 4.5%
Core & Main, Inc., Class A(1)	44,558	$2,550,946
Herc Holdings, Inc.	2,121	356,964
		$2,907,910
Total Common Stocks (identified cost $48,955,593)		$63,872,195

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	680,446	$ 680,446
Total Short-Term Investments (identified cost $680,446)		$ 680,446
Total Investments — 100.0% (identified cost $49,636,039)		$64,552,641
Other Assets, Less Liabilities — (0.0)%(3)		$ (7,119)
Net Assets — 100.0%		$64,545,522

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Amount is less than (0.05)%.

Calvert
Small/Mid-Cap Fund
March 31, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
March 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $680,446, which represents 1.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,292,607	$3,525,858	$(4,138,019)	$ —	$ —	$680,446	$15,477	680,446

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$63,872,195(1)	$ —	$ —	$63,872,195
Short-Term Investments	680,446	—	—	680,446
Total Investments	$64,552,641	$ —	$ —	$64,552,641

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
3